CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2024
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

12.   CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amount due from related parties and prepayments. The Group places its cash and cash equivalents, restricted cash, and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable mainly consist of amounts receivable from merchants and brand owners. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs in its customers and its ongoing monitoring process of outstanding balances. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of the suppliers.

Concentration of customers

The following customers accounted for 10% or more of revenue for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customer A	1,900,540	2,576,662	2,373,180
Customer B	2,027,548	2,161,444	2,226,580

The amounts of customers accounted for 10% or more of accounts receivable as of December 31, 2023 were RMB53,626 and RMB40,749, which belonged to Customer C and Customer D, respectively. The amounts of customers accounted for 10% or more of accounts receivable as of December 31, 2024 was RMB780,460, which belonged to Customer B.

Foreign currency risk

In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, restricted cash and short-term investments of the Group included aggregated amounts of RMB2,191,930 and RMB714,921 denominated in RMB in the Chinese mainland as of December 31, 2023 and 2024, respectively.